Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares Technology Opportunities Active ETF | iShares Technology Opportunities Active ETF
Prospectus [Line Items]
Annual Return [Percent]	18.89% [1]

[1]	The Fund’s year‑to‑date return as of June 30, 2026 was 42.23%.